Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value (in NIS)	$ 0	$ 0
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	258,516,272	154,649,602
Ordinary shares, shares outstanding	258,516,272	154,649,602